Advances for Vessels Under Construction and Other Vessels' Costs (Tables)	12 Months Ended
Dec. 31, 2024
Advances for Vessels Under Construction and Other Vessels' Costs [Abstract]
Advances for Vessels Under Construction and Other Vessels' Costs
	December 31, 2024	December 31, 2023
Pre-delivery installments	$50,230	$9,488
Capitalized costs	8,238	1,815
Total	$58,468	$11,303